Convertible Preferred Stock, Common Stock and Stockholders’ Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Equity [Abstract]
Convertible Preferred Stock, Common Stock and Stockholders’ Deficit

10. Convertible Preferred Stock, Common Stock and Stockholders’ Deficit

Convertible Preferred Stock

Pursuant to the Amended and Restated Articles of Incorporation filed on September 19, 2023 (“the Amended Articles”), Calidi is authorized to issue a total of 1,000,000 shares of preferred stock, par value $0.0001 per share.

In connection with the closing of the FLAG Merger on September 12, 2023, all Convertible Preferred Stock, including the Series B Convertible Preferred stock classified as a liability which were completed as to the Series B financing, were converted to Calidi common stock pursuant to the conversion provisions and are no longer outstanding as of September 30, 2023.

As of December 31, 2022, the authorized, issued and outstanding shares and other information related to Calidi’s Convertible Preferred Stock were as follows (in thousands, except share amounts):

	December 31, 2022
	Shares Authorized (1)	Shares Issued and Outstanding (1)	Liquidation Preference	Carrying Value
Founders	4,370,488	4,329,816	$2,080	$1,354
Series A-1	2,081,185	1,796,645	4,316	3,871
Series A-2	1,664,948	1,059,274	4,454	4,376
	8,116,621	7,185,735	$10,850	$9,601

(1)	Retroactively restated for the reverse recapitalization as described in Note 3.

Dividends

There is no stated per annum dividend rate within the Convertible Preferred Stock agreements. When or if a dividend is declared by the board of directors, the holders of the outstanding shares of Convertible Preferred Stock are entitled to first receive a dividend at least equal to the dividend payable on common stock as if all Convertible Preferred Stock had been converted to common stock. Since inception and through the date of this Report, no cash dividends have been declared or accrued.

Liquidation preferences

In the event of any liquidation or deemed liquidation event such as dissolution, winding up, or loss of control, either voluntary or involuntary, the holders of Convertible Preferred Stock shall be entitled to receive, prior and in preference to any distribution of any of the assets or surplus funds to the holders of common stock, an amount equal to the Convertible Preferred Stock original issue price plus any declared and unpaid dividend or such amount per share were the Convertible Preferred Stock be converted into common stock. Liquidation payments to the holders of Convertible Preferred Stock have priority and are made in preference to any payments to the holders of common stock. The liquidation preferences as of December 31, 2022 are reported above. There were no convertible preferred stock shares outstanding as of September 30, 2023.

Voting rights

The holder of each share of Convertible Preferred Stock is entitled to one vote for each share of common stock into which it would convert.

At any time when at least 25% of the initially issued shares of the Founders convertible preferred stock remain outstanding, approval of a majority of the Founders convertible preferred stock is required for certain matters, as defined in the Amended Articles, such as (a) amending Calidi’s Certificate of Incorporation which alter the terms of the Founders convertible preferred stock in an adverse manner, (b) an increase or decrease the authorized numbers of shares of any stock, (c) the authorization or creation any new class of stock that are senior to the existing Convertible Preferred Stock, (d) the redemption or repurchase of any shares of stock, (e) the declaration or payment any dividend or otherwise make a distribution to shareholders, (f) the increase or decrease the number of directors of Calidi, or (g) the consent, agree or commit to a liquidation or deemed liquidation event.

Conversion

The shares of Convertible Preferred Stock were convertible into one share of common stock at any time, at the option of the holder, subject to certain antidilutive adjustments, including stock splits, combinations, common stock dividends and distributions, reclassification, recapitalization, merger, and consolidation. The conversion ratio is equal the original issuance price of the respective preferred shares which is $0.20 for Founders convertible preferred stock, $1.00 for Series A-1 convertible preferred stock and $1.75 for Series A-2 convertible preferred stock.

All of the Convertible Preferred Stock shares would automatically convert into the number of shares of common stock determined in accordance with the conversion rate upon any of the following: (a) by vote or written consent of a majority of the holders of the outstanding Convertible Preferred Stock or (b) upon the closing of an initial public offering.

Calidi evaluated whether the Convertible Preferred Stocks embedded optional and automatic conversion features represented a BCF in accordance with ASC 470-20 and determined that the optional conversion features were not beneficial to the holder at the time of the Convertible Preferred Stocks respective original issuance dates. In addition, the automatic conversion features which are contingent upon on the occurrence of a future event resulted in contingent BCFs at the Convertible Preferred Stock issuance dates, however, in accordance with ASC 470-20, a contingent BCF is not recognized until the contingency is resolved. See Note 2 regarding the impact of adoption of ASU 2020-06 on January 1, 2021.

In connection with the closing of the FLAG Merger on September 12, 2023, all Convertible Preferred Stock were converted to Calidi common stock pursuant to the conversion provisions above and are no longer outstanding as of September 30, 2023.

Series B Convertible Preferred Stock

On June 16, 2023, Calidi entered into a Securities Purchase Agreement (“SPA”) with a Jackson Investment Group LLC (“JIG”), an investor in FLAG, and Calidi Cure LLC (“Calidi Cure”) an entity that is solely managed and operated by Allan J. Camaisa, for an aggregate purchase of 1,000,000 shares of Series B Convertible Preferred Stock (“Series B Preferred Stock”) at a stated price of $25.00 per share, for a total commitment of $25.0 million. JIG committed to purchasing $12.5 million (or 500,000 shares) of Series B Preferred Stock and Calidi Cure committed to purchasing the remaining $12.5 million (or 500,000 shares) of Series B Preferred Stock, which may be funded by multiple investors in Calidi Cure as a consortium. Upon signing of the SPA, JIG funded and purchased 199,999 shares of Series B Preferred stock for an initial investment of $5.0 million (“JIG Tranche 1”) and, conditioned on the Closing of the business combination with FLAG no later than September 14, 2023, which did close on September 12, 2023 (see Note 3), committed to purchase the remaining 300,001 shares of Series B Preferred Stock for $7.5 million (“JIG Tranche 2”). Calidi Cure committed to purchasing 199,999 shares of Series B Preferred Stock for $5.0 million no later than September 1, 2023 (“Calidi Cure Tranche 1”) and conditioned on the Closing of the business combination with FLAG which did close on September 12, 2023 (see Note 3), and JIG’s purchase of shares pursuant to JIG Tranche 2, committed to purchase the remaining 300,001 shares of Series B Preferred Stock for $7.5 million (“Calidi Cure Tranche 2”). The Calidi Cure commitments are personally guaranteed by Mr. Camaisa.

Calidi evaluated the accounting implications of the initial JIG Tranche 1 and Calidi Cure Tranche 1 financing. As of June 20, 2023 (issuance date), only the $5 million JIG Tranche 1 and $0.2 million of Calidi Cure’s purchase commitment were funded. Based on Calidi’s analysis, the Series B Preferred Stock Initial Closing (JIG Tranche 1) and Calidi Cure $0.2 million were classified as a liability under ASC 480-10-25-14, with any changes being recorded in the unaudited condensed consolidated statements of operations. Calidi recorded a day 1 loss of approximately $2.4 million recorded on the issuance date. The entire day one loss and the change in fair value was recorded in Calidi’s unaudited condensed consolidated statements of operations included in change in fair value of debt and other liabilities – related party. Calidi then recorded a mark to market adjustment to September 16, 2023 resulting in a $2.7 million gain from change in fair value from June 20, 2023 (issuance date) to September 30, 2023, recorded within change in fair value of debt and other liabilities – related party within the unaudited condensed consolidated statements of operations. Further, as consideration for the Series B Preferred Stock financing, Calidi recorded a financing cost of $2.7 million for the three and nine months ended September 30, 2023, included in Calidi’s other income and expenses, net, presented within the unaudited condensed consolidated statements of operations labeled Series B preferred stock financing costs – related party.

The holders of the Series B Preferred Stock were entitled to liquidation, deemed liquidation, voting, dividend and other rights on terms substantially similar to Convertible Preferred Stock described above, except the Series B Preferred Stock was junior in rank to the Convertible Preferred Stock.

At any time after the date of issuance, any holder of the Series B Preferred Stock had the right by written election to Calidi to convert all or any portion of the outstanding shares, along with accrued dividends, if any, into an aggregate number of shares of Calidi common stock by (i) multiplying the number of shares of Series B Preferred Stock to be converted by the $25.00 per share liquidation value thereof, and (ii) dividing the result by the conversion price in effect immediately prior to such conversion defined as follows. The conversion price per share for JIG’s Tranche 1 and Tranche 2 investments was determined based on a Calidi valuation of $180.0 million divided by the number of Calidi’s fully diluted shares as of the date of, and defined in, the SPA (“JIG Conversion Price”). The conversion price per share for Calidi Cure’s Tranche 1 and Tranche 2 investments was determined based on a Calidi valuation of $200.0 million divided by the number of Calidi’s fully diluted shares as of the date of, and defined in, the SPA (“Calidi Cure Conversion Price”).

All shares of Series B Preferred Stock outstanding were set to automatically convert to shares of Calidi common stock based on the applicable conversion prices described above in the earlier to occur of the following: i) the Closing of the business combination or a qualified public offering by Calidi, or ii) on September 30, 2025. A qualified public offering shall occur upon the sale and firm commitment in an underwritten public offering in which Calidi sells at least $10.0 million at a price per share equal to or greater than the Conversion Price defined above respectively which was sold to the public and listed on a national securities exchange.

In the event that the business combination had not been completed by September 14, 2023, JIG had a contingent put option on the JIG Tranche 1 investment, upon written notice to Calidi, to demand a repayment of invested principal amount plus 10%, or $5.5 million (the “Repurchase Price”), from Calidi. The contingent put option was set to expire on December 31, 2023. If upon written notice from JIG to exercise the put option, Calidi was unable to or had not paid JIG the Repurchase Price, then JIG could have demanded such payment, by written notice from Mr. Camaisa individually. If an event of default had occurred and there was failure to pay the Repurchase Price by Calidi and Mr. Camaisa in accordance with the SPA, then JIG, at its sole election, had the right to convert the Series B Preferred Stock acquired in JIG Tranche 1 into shares of Calidi common stock at a then Calidi valuation of $5.0 million divided by the number of Calidi’s fully diluted shares, as defined. Alternatively, if the business combination was not completed by September 14, 2023, or was otherwise terminated, then all holders of Series B Preferred Stock, at their election, had the right to convert all or part of the Series B Preferred Stock on a conversion price based upon a Calidi valuation of $50.0 million divided by the number of Calidi’s fully diluted shares, as defined.

In the event that the business combination had not been completed on or before September 14, 2023 and JIG had funded JIG Tranche 2, but Calidi Cure had not fulfilled its commitment to purchase $12.5 million shares of Series B Preferred Stock discussed above, then within 60 days written notice provided by JIG to Mr. Camaisa individually, Mr. Camaisa had agreed to purchase from JIG all of the Series B Preferred Stock purchased by JIG in the SPA for a purchase price of $12.5 million.

As an incentive to purchase the Series B Preferred Stock in June 2023, JIG and to Calidi Cure received 255,987 and 1,500 shares of FLAG Class B Common Stock, respectively, valued at an aggregate of $2.7 million which was recorded as a financing cost included in other expenses in the unaudited statements of operations for the three and nine months ended September 30, 2023.

In connection with the Closing of the FLAG Merger, JIG purchased the remaining 300,001 shares of Series B Convertible Preferred Stock for $7.4 million for JIG Tranche 2, net of fees and commissions of $0.1 million, which, along with JIG Tranche1 that was funded in June 2023, all Series B Convertible Preferred Stock held by JIG was converted to Calidi common stock immediately prior to the Closing in accordance with the conversion provisions in the Series B Convertible Preferred Stock agreements. Furthermore, at the Closing, Calidi Cure purchased 500,000 shares of Series B Preferred Stock for $12.1 million, net of fees and commissions of $0.4 million, comprising both Calidi Cure Tranche 1 and Calidi Cure Tranche 2 and all Series B Convertible Preferred Stock held by Calidi Cure was converted to Calidi common stock immediately prior to the Closing in accordance with the conversion provisions in the Series B Convertible Preferred Stock agreements. Accordingly, there were no Series B Convertible Preferred Stock shares outstanding as of September 30, 2023.

Common Stock

Pursuant to the Third Amended Articles, Calidi is authorized to issue 330,000,000 shares of common stock, par value $0.0001 per share, of which 35,436,381 and 8,583,724 shares were issued and outstanding as of September 30, 2023 and December 31, 2022, respectively. Since inception to date, no dividends have been declared or paid. Issuance costs related to common stock issuances during all periods presented were immaterial.

During the nine months ended September 30, 2023, Calidi issued 7,185,734 shares of common stock in connection with the conversion of convertible preferred stock (see above), 42,822 shares of common stock with term notes as interest paid in kind and other (see Note 8), 1,546 shares of common stock in lieu of cash per legal settlement agreement, 197,711 shares of common stock from exercises of stock options (see Note 11), 387,820 shares of common stock for Calidi debt settlement in connection with the FLAG Merger (see Note 8), 48,826 shares of common stock for Calidi deferred compensation settlement in connection with the FLAG Merger (see Note 14), 1,306,811 shares of common stock issued to Non-Redemption and PIPE Agreement Investor in connection with FLAG Merger, 1,000,000 shares of common stock under the Forward Purchase Agreement in connection with FLAG Merger, and 16,683,387 shares of common stock issued to Calidi stockholders as result of FLAG Merger.

During the nine months ended September 30, 2022, Calidi issued 109,739 shares of common stock from exercises of stock options (see Note 11), 57,857 shares of common stock related for certain services in lieu of cash and 105,137 shares in conjunction with a lawsuit settlement (see Notes 14).

As of September 30, 2023, common stock reserved for future issuance consisted of the following:

Common stock warrants outstanding	13,412,154
Common stock options issued and outstanding	9,663,094
Shares available for future issuance under the 2019 Equity Incentive Plan	601,873
23,677,121

In connection with the closing of the FLAG Merger on September 12, 2023, all Calidi Common Stock, including all convertible common equivalents were exchanged for New Calidi Common Stock (see Note 3). After giving effect to the Business Combination transaction and the issuance of the Merger Consideration described above, there are 35,436,381 shares of the Company’s Common Stock issued and outstanding.

Warrants

As of September 30, 2023, there were 13,412,154 warrants to purchase Common Stock outstanding, consisting of 11,500,000 Public Warrants and 1,912,154 Private Placement Warrants.

2020 Term Note Warrants

In connection with the 2020 Term Notes Payable financings discussed in Note 8, Calidi issued warrants to purchase 1,050,000 shares of common stock at an exercise price of $1.00 per share (“2020 Term Note Warrants”). The 2020 Term Note Warrants shall terminate and expire upon the earliest to occur of the following: i) on the tenth anniversary of the issuance date or ii) a completion of an IPO under the Securities Act of 1933 or consummation of a deemed liquidation event as defined in the Amended Articles. The 2020 Note Warrants are classified as equity in accordance with ASC 815. Calidi has elected to measure the 2020 Term Notes Payable using the fair value option under ASC 825 discussed in Notes 2 and 8. Accordingly, Calidi allocated the proceeds from the 2020 Term Notes Payable to the associated 2020 Term Note Warrants based on the residual method of allocation prescribed by ASC 815. This resulted in approximately $0.1 million of residual value being allocated to the 2020 Term Note Warrants with a corresponding increase to additional paid in capital on date of issuance.

In connection with the closing of the FLAG Merger on September 12, 2023, all 2020 Term Note Warrants were cashless exercised into shares of Calidi common stock and exchanged for New Calidi Common Stock.

2020 LOC Warrants

In connection with the LOC discussed in Note 8, Calidi issued warrants to purchase 2,000,000 shares of common stock at an exercise price of $1.00 per share (“2020 LOC Warrants”). The 2020 LOC Warrants have a termination provision and are equity classified similar to the provisions of 2020 Term Note Warrants. At the time of issuance, the fair value of the 2020 LOC Warrants was estimated to be $0.6 million and recorded as a deferred financing fee with a corresponding increase to additional paid in capital. This amount was included within deferred financing fees and other noncurrent assets on the unaudited condensed consolidated balance sheet and is being amortized to interest expense in the unaudited condensed consolidated statements of operations over the term of the LOC (see Note 8).

The estimated fair value of the 2020 LOC Warrants was determined using the Black-Scholes option pricing model which, among other factors, utilized key inputs such as the share price of the underlying common stock at the valuation date, the exercise price, the expected life of the 2020 LOC Warrants, which were estimated to be the at the future liquidity event that would result in the termination of the warrant, risk-free interest rates, expected dividends and expected volatility commensurate with the expected life. The determination of the 2020 LOC Warrants fair values is inherently uncertain and subjective and involves the application of valuation models and assumptions requiring the use of judgment. If Calidi had made different assumptions, its 2020 LOC Warrants fair values and the resulting financial statement impacts from those values may have been significantly different.

In connection with the closing of the FLAG Merger on September 12, 2023, all 2020 LOC Warrants were cashless exercised into shares of Calidi common stock and exchanged for New Calidi Common Stock.

2021 Term Note Warrants

In connection with the 2021 Term Notes Payable financings discussed in Note 8, Calidi issued warrants to purchase 1,000,000 shares of common stock at an exercise price of $1.00 per share (“2021 Term Note Warrants”). The 2021 Term Note Warrants shall terminate and expire upon the earliest to occur of the following: i) on the tenth anniversary of the issuance date or ii) a completion of an IPO under the Securities Act of 1933 or consummation of a deemed liquidation event as defined in the Amended Articles. The Note Warrants are classified as equity in accordance with ASC 815. Calidi elected to measure the 2021 Term Notes Payable using the fair value option under ASC 825 discussed in Notes 2 and 8. Accordingly, Calidi allocated the proceeds from the 2021 Term Notes Payable to the associated 2021 Term Note Warrants based on the residual method of allocation prescribed by ASC 815. This resulted in approximately $22,000 of residual value being allocated to the 2021 Term Note Warrants with a corresponding increase to additional paid in capital on date of issuance.

In connection with the closing of the FLAG Merger on September 12, 2023, all 2021 Term Note Warrants were cashless exercised into shares of Calidi common stock and exchanged for New Calidi Common Stock.

Public Warrants

In connection with the closing of the FLAG Merger on September 12, 2023, the Company assumed 11,500,000 public warrants to purchase common stock with an exercise price of $11.50 per share. The public warrants became exercisable 30 days after the Closing. Each whole share of the warrant is exercisable for one share of the Company’s common stock.

The Company may redeem the outstanding Public Warrants for $0.01 per warrant upon at least 30 days’ prior written notice of redemption given after the warrants become exercisable, if the reported last sale price of the common stock equals or exceeds $18.00 per share (as adjusted for stock dividends, sub-divisions, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing after the warrants become exercisable and ending on the third trading day before the Company sends the notice of redemption to the warrant holders. Upon issuance of a redemption notice by the Company, the warrant holders may, at any time after the redemption notice, exercise the public warrants on a cashless basis.

The Company accounts for the public warrants in accordance with the guidance contained in ASC 815-40. Such guidance provides that because the warrants do not meet the criteria for equity treatment thereunder, each warrant must be recorded as a liability.

The accounting treatment of derivative financial instruments in accordance with ASC 815, Derivatives and Hedging, requires that the Company record a derivative liability upon the closing of the FLAG Merger. Accordingly, the Company classifies each warrant as a liability at its fair value and the warrants were allocated a portion of the proceeds from the issuance of the Units equal to its fair value. This liability is subject to re-measurement at each balance sheet date. With each such re-measurement, the warrant liability will be adjusted to fair value, with the change in fair value recognized in the Company’s statement of operations. The Company will reassess the classification at each balance sheet date. If the classification changes as a result of events during the period, the warrants will be reclassified as of the date of the event that causes the reclassification.

As of September 30, 2023, all 11,500,000 public warrants remain outstanding.

Private Placement Warrants

In connection with the closing of the FLAG Merger on September 12, 2023, the Company assumed 1,912,514 private placement warrants to purchase common stock with an exercise price of $11.50 per share. The private placement warrants (and shares of common stock issued or issuable upon exercise of the Private Placement Warrants) in general, will not be transferable, assignable or salable until 30 days after the Closing (excluding permitted transferees) and they will not be redeemable under certain redemption scenarios by us so long as they are held by the Sponsor, Metric or their respective permitted transferees. Otherwise, the private placement warrants have terms and provisions that are identical to those of the public warrants being, including as to exercise price, exercisability and exercise period. If the private placement warrants are held by holders other than the Company’s sponsor, Metric or their respective permitted transferees, the private placement warrants will be redeemable by the Company under all redemption scenarios and exercisable by the holders on the same basis as the public warrants.

As of September 30, 2023, all 1,912,514 private placement warrants remain outstanding.

The following table summarizes Calidi’s aggregate warrant activity for the nine months ended September 30, 2023.

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2023 (1)	1,685,760	$2.40	7.87
Issued	—	—	—
Exercised	—	—	—
Cancelled	—	—	—
Outstanding at March 31, 2023 (1)	1,685,760	$2.40	7.62
Issued	—	—	—
Exercised	—	—	—
Cancelled	—	—	—
Outstanding at June 30, 2023 (1)	1,685,760	$2.40	7.37
Issued - Private Placement Warrants	1,912,154	—	—
Issued - Public Warrants	11,500,000	—	—
Exercised	—	—	—
Converted into Common Stock (1)	(1,685,760)	—	—
Outstanding at September 30, 2023	13,412,154	$11.50	4.97

(1)	Retroactively restated for the reverse recapitalization as described in Note 3.

10. Convertible Preferred Stock, Common Stock and Stockholders’ Deficit

Convertible Preferred Stock

Pursuant to the Second Amended and Restated Articles of Incorporation filed on February 10, 2022 (“the Second Amended Articles”), Calidi is authorized to issue a total of 40,000,000 shares of preferred stock, par value $0.0001 per share.

During the year ended December 31, 2022, Calidi issued 150,000 shares of Series A-1 and 257,143 shares of Series A-2 convertible preferred stock in connection with the conversion of the 2017 Convertible Note and a certain 2018 Convertible Note, respectively, issued to a related party (see Note 8).

The authorized, issued and outstanding shares and other information related to Calidi’s Convertible Preferred Stock is presented below as follows (in thousands, except share amounts):

	December 31, 2022
	Shares Authorized	Shares Issued and Outstanding	Liquidation Preference	Carrying Value
Founders	10,500,000	10,402,285	$2,080	$1,354
Series A-1	5,000,000	4,316,400	4,316	3,871
Series A-2	4,000,000	2,544,883	4,454	4,376
	19,500,000	17,263,568	$10,850	$9,601

	December 31, 2021
	Shares Authorized		Shares Issued and Outstanding	Liquidation Preference	Carrying Value
Founders	10,500,000		10,402,285	$2,080	$1,354
Series A-1		(a)	4,166,400	4,166	3,721
Series A-2		(a)	2,287,740	4,004	3,926
Series B	20,000,000		—	—	—
	30,500,000	(a)	16,856,425	$10,250	$9,001

(a)	Prior to the Second Amended Articles and of the 40,000,000 total shares of preferred stock authorized, 9,000,000 shares were designated as Series A preferred stock which may be used in aggregate for purposes of issuances of Series A-1 and Series A-2 convertible preferred stock, and 20,000,000 were designated as Series B convertible preferred stock. The Series B convertible preferred stock was canceled pursuant to the filing of the Second Amended Articles.

Dividends

There is no stated per annum dividend rate within the Convertible Preferred Stock agreements. When or if a dividend is declared by the board of directors, the holders of the outstanding shares of Convertible Preferred Stock are entitled to first receive a dividend at least equal to the dividend payable on common stock as if all Convertible Preferred Stock had been converted to common stock. Since inception and through the date of this Report, no cash dividends have been declared or accrued.

Liquidation preferences

In the event of any liquidation or deemed liquidation event such as dissolution, winding up, or loss of control, either voluntary or involuntary, the holders of Convertible Preferred Stock shall be entitled to receive, prior and in preference to any distribution of any of the assets or surplus funds to the holders of common stock, an amount equal to the Convertible Preferred Stock original issue price plus any declared and unpaid dividend or such amount per share were the Convertible Preferred Stock be converted into common stock. Liquidation payments to the holders of Convertible Preferred Stock have priority and are made in preference to any payments to the holders of common stock. The liquidation preferences as of December 31, 2022 and 2021 are reported above.

Voting rights

The holder of each share of Convertible Preferred Stock is entitled to one vote for each share of common stock into which it would convert.

At any time when at least 25% of the initially issued shares of the Founders convertible preferred stock remain outstanding, approval of a majority of the Founders convertible preferred stock is required for certain matters, as defined in the Amended Articles, such as (a) amending Calidi’s Certificate of Incorporation which alter the terms of the Founders convertible preferred stock in an adverse manner, (b) an increase or decrease the authorized numbers of shares of any stock, (c) the authorization or creation any new class of stock that are senior to the existing Convertible Preferred Stock, (d) the redemption or repurchase of any shares of stock, (e) the declaration or payment any dividend or otherwise make a distribution to shareholders, (f) the increase or decrease the number of directors of Calidi, or (g) the consent, agree or commit to a liquidation or deemed liquidation event.

Conversion

The shares of Convertible Preferred Stock are convertible into one share of common stock at any time, at the option of the holder, subject to certain antidilutive adjustments, including stock splits, combinations, common stock dividends and distributions, reclassification, recapitalization, merger, and consolidation. The conversion ratio is equal the original issuance price of the respective preferred shares which is $0.20 for Founders convertible preferred stock, $1.00 for Series A-1 convertible preferred stock and $1.75 for Series A-2 convertible preferred stock.

All of the Convertible Preferred Stock shares would automatically convert into the number of shares of common stock determined in accordance with the conversion rate upon any of the following: (a) by vote or written consent of a majority of the holders of the outstanding Convertible Preferred Stock or (b) upon the closing of an initial public offering.

Calidi evaluated whether the Convertible Preferred Stocks embedded optional and automatic conversion features represented a BCF in accordance with ASC 470-20 and determined that the optional conversion features were not beneficial to the holder at the time of the Convertible Preferred Stocks respective original issuance dates. In addition, the automatic conversion features which are contingent upon on the occurrence of a future event resulted in contingent BCFs at the Convertible Preferred Stock issuance dates, however, in accordance with ASC 470-20, a contingent BCF is not recognized until the contingency is resolved. See Note 2 regarding the impact of adoption of ASU 2020-06 on January 1, 2021.

Common Stock

Pursuant to the Second Amended Articles, Calidi is authorized to issue 120,000,000 shares of common stock, par value $0.0001 per share, of which 20,622,204 and 19,928,108 shares were issued and outstanding as of December 31, 2022 and 2021, respectively. Since inception to date, no dividends have been declared or paid. Issuance costs related to common stock issuances during all periods presented were immaterial.

During the year ended December 31, 2022, Calidi issued 263,646 shares of common stock from exercises of stock options (see Note 11), 141,590 shares of common stock related for certain services in lieu of cash, 250,000 shares in conjunction with a lawsuit settlement (see Note 14), and 38,860 shares in lieu of cash interest in conjunction with certain term note agreements (see Note 8).

During the year ended December 31, 2021, Calidi raised $35,000 through the issuance of 35,000 shares of common stock, and $100,000 from the exercise of stock options (see Note 11); Calidi also issued 121,735 shares of common stock related to approximately $122,000 of consulting services provided to Calidi reported as research and development in the accompanying consolidated statements of operations.

As of December 31, 2022, common stock reserved for future issuance consisted of the following:

Conversion of convertible preferred stock	17,263,568
Common stock warrants outstanding	4,050,000
Conversion of convertible notes payable	437,143
Common stock options issued and outstanding	23,914,458
Shares available for future issuance under the 2019 Equity Incentive Plan	1,221,896
46,887,065

Warrants

2021 Term Note Warrants

In connection with the 2021 Term Notes Payable financings discussed in Note 8, Calidi issued warrants to purchase 1,000,000 shares of common stock at an exercise price of $1.00 per share (“2021 Term Note Warrants”). The 2021 Term Note Warrants shall terminate and expire upon the earliest to occur of the following:

i) on the tenth anniversary of the issuance date or ii) a completion of an IPO under the Securities Act of 1933 or consummation of a deemed liquidation event as defined in the Amended Articles. The Note Warrants are classified as equity in accordance with ASC 815. Calidi has elected to measure the 2021 Term Notes Payable using the fair value option under ASC 825 discussed in Notes 2 and 6. Accordingly, Calidi allocated the proceeds from the 2021 Term Notes Payable to the associated 2021 Term Note Warrants based on the residual method of allocation prescribed by ASC 815. This resulted in approximately $22,000 of residual value being allocated to the 2021 Term Note Warrants with a corresponding increase to additional paid in capital on date of issuance.

2020 Term Note Warrants

In connection with the 2020 Term Notes Payable financings discussed in Note 8, Calidi issued warrants to purchase 1,050,000 shares of common stock at an exercise price of $1.00 per share (“2020 Term Note Warrants”). The 2020 Term Note Warrants shall terminate and expire upon the earliest to occur of the following: i) on the tenth anniversary of the issuance date or ii) a completion of an IPO under the Securities Act of 1933 or consummation of a deemed liquidation event as defined in the Amended Articles. The 2020 Note Warrants are classified as equity in accordance with ASC 815. Accordingly, Calidi allocated the proceeds from the 2020 Term Notes Payable to the associated 2020 Term Note Warrants based on the residual method of allocation prescribed by ASC 815. This resulted in approximately $63,000 of residual value being allocated to the 2020 Term Note Warrants with a corresponding increase to additional paid in capital on date of issuance.

2020 LOC Warrants

In connection with the 2020 Line of Credit discussed in Note 8, Calidi issued warrants to purchase 2,000,000 shares of common stock at an exercise price of $1.00 per share (“2020 LOC Warrants”). The 2020 LOC Warrants have a termination provision and are equity classified similar to the provisions of 2020 Term Note Warrants. At the time of issuance, the fair value of the 2020 LOC Warrants was estimated to be $634,000 and recorded as a deferred financing fee with a corresponding increase to additional paid in capital. This amount was included within deferred financing fees and other noncurrent assets on the consolidated balance sheet and is being amortized to interest expense in the consolidated statements of operations over the term of the 2020 Line of Credit (see Note 8).

The estimated fair value of the 2020 LOC Warrants was determined using the Black-Scholes option pricing model which, among other factors, utilized key inputs such as the share price of the underlying common stock at the valuation date, the exercise price, the expected life of the 2020 LOC Warrants, which were estimated to be the at the future liquidity event that would result in the termination of the warrant, risk-free interest rates, expected dividends and expected volatility commensurate with the expected life. The determination of the 2020 LOC Warrants fair values is inherently uncertain and subjective and involves the application of valuation models and assumptions requiring the use of judgment. If Calidi had made different assumptions, its 2020 LOC Warrants fair values and the resulting financial statement impacts from those values may have been significantly different.

There were no warrants issued during the year ended December 31, 2022. As of December 31, 2022 and 2021, there was an aggregate of 4,050,000 warrants issued and outstanding with a weighted average exercise price of $1.00 per share and weighted average remaining contractual life (in years) of 7.87 and 8.87, respectively.

The following table summarizes Calidi’s aggregate warrant activity for the twelve months ended December 31, 2022.

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2022	4,050,000	$1.00	8.87
Issued	—	—	—
Exercised	—	—	—
Cancelled	—	—	—
Outstanding at December 31, 2022	4,050,000	$1.00	7.87